Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss
21.	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss as of December 31, 2019 and 2020 are as follows:

	2019		2020
Securities sold:
Stocks	~~W~~	298,008	387,857
Bonds		825,942	503,920
Others		40,747	5,352

		1,164,697	897,129
Gold/silver deposits		467,760	539,565

	~~W~~	1,632,457	1,436,694